Intangible Assets (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 670
Balance at end of period	867	$ 670
Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,107	1,046
Additions in respect of business combinations	252	26
Additions	27	21
Exit from consolidation		(15)
Translation differences	(67)	29
Balance at end of period	1,319	1,107
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(437)	(394)
Amortization for the year	36	28
Impairment		5
Exit from consolidation		(5)
Translation differences	(21)	15
Balance at end of period	(452)	(437)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	320
Balance at end of period	502	320
Goodwill [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	341	323
Additions in respect of business combinations	210	18
Additions	0	0
Exit from consolidation		0
Translation differences	(29)	0
Balance at end of period	522	341
Goodwill [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(21)	(21)
Amortization for the year	0	0
Impairment		0
Exit from consolidation		0
Translation differences	(1)	0
Balance at end of period	(20)	(21)
Concessions and mining rights [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	144
Balance at end of period	135	144
Concessions and mining rights [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	218	209
Additions in respect of business combinations	0	0
Additions	0	0
Exit from consolidation		0
Translation differences	(3)	9
Balance at end of period	215	218
Concessions and mining rights [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(74)	(70)
Amortization for the year	6	2
Impairment		0
Exit from consolidation		0
Translation differences	0	2
Balance at end of period	(80)	(74)
Trademarks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	58
Balance at end of period	54	58
Trademarks [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	92	86
Additions in respect of business combinations	1	0
Additions	0	0
Exit from consolidation		0
Translation differences	(5)	6
Balance at end of period	88	92
Trademarks [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(34)	(28)
Amortization for the year	3	3
Impairment		0
Exit from consolidation		0
Translation differences	(3)	3
Balance at end of period	(34)	(34)
Technology / patents [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	38
Balance at end of period	39	38
Technology / patents [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	93	84
Additions in respect of business combinations	2	7
Additions	6	1
Exit from consolidation		(5)
Translation differences	(4)	6
Balance at end of period	97	93
Technology / patents [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(55)	(49)
Amortization for the year	5	5
Impairment		0
Exit from consolidation		(2)
Translation differences	(2)	3
Balance at end of period	(58)	(55)
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	49
Balance at end of period	72	49
Customer relationships [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	172	176
Additions in respect of business combinations	39	1
Additions	1	0
Exit from consolidation		(10)
Translation differences	(9)	5
Balance at end of period	203	172
Customer relationships [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(123)	(114)
Amortization for the year	12	9
Impairment		0
Exit from consolidation		(3)
Translation differences	(4)	3
Balance at end of period	(131)	(123)
Computer application [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	42
Balance at end of period	50	42
Computer application [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	118	99
Additions in respect of business combinations	0	0
Additions	19	18
Exit from consolidation		0
Translation differences	(13)	1
Balance at end of period	124	118
Computer application [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(76)	(68)
Amortization for the year	7	7
Impairment		0
Exit from consolidation		0
Translation differences	(9)	1
Balance at end of period	(74)	(76)
Other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	19
Balance at end of period	15	19
Other Intangible Assets [Member] | Gross [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	73	69
Additions in respect of business combinations	0	0
Additions	1	2
Exit from consolidation		0
Translation differences	(4)	2
Balance at end of period	70	73
Other Intangible Assets [Member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(54)	(44)
Amortization for the year	3	2
Impairment		5
Exit from consolidation		0
Translation differences	(2)	3
Balance at end of period	$ (55)	$ (54)